BRIDGE LOANS LIABILITIES (Details Narrative) $ / shares in Units, $ in Thousands								1 Months Ended			6 Months Ended		12 Months Ended
	Sep. 16, 2024 USD ($) shares	Sep. 04, 2024 USD ($)	Aug. 30, 2024	Aug. 24, 2024	Jun. 27, 2024 USD ($) $ / shares shares	Feb. 28, 2024 $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares	May 31, 2022 USD ($)	May 31, 2022 AUD ($)	Jun. 30, 2025 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jan. 15, 2025 shares	Dec. 28, 2024	Sep. 11, 2024 shares	Jul. 15, 2024 shares	Jul. 10, 2024 shares	Jun. 30, 2024 shares	Jun. 21, 2024 shares	Apr. 24, 2024 shares	Mar. 31, 2024 shares	Feb. 01, 2024 shares	Mar. 07, 2023 shares	Jul. 26, 2022 shares	Jan. 31, 2015
IfrsStatementLineItems [Line Items]
Borrowings maturity			June 30, 2025	maturity date to February 24, 2025
Interest rate																155.93%
Bridge loans | $							$ 1,739,000						$ 728,000	$ 1,739,000
Exercise price of share					$ 4.7025
Percentage of voting equity interests acquired																											2.00%
Risk-free interest rate											4.06%
Aggregate amount of convertible instruments issued	$ 23,000	$ 1,300,000			$ 119,000				$ 569,000	$ 828	$ 295.5
Number of shares issued | shares	793						579							579					1,818						1,000,000
Warrants fair value | $														$ 1,023,000
Warrant per share					$ 0.165		$ 0.25							$ 0.25
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares					900,000																				24,568,773
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares					11,699,000								472,000		33,155,000		55,789	44,800,000		1,494	117		1,251	234	160,227	1
Three valuation models [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate													4.27%	3.91%
Volatility rate													53.94%	73.74%
Excepted terms													3 years 2 months 4 days	4 years 2 months 4 days
Top of range [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares															1,163,000			597,000
Investor [member]
IfrsStatementLineItems [Line Items]
Exercise price of share						$ 0.05
Number of shares issued | shares																	55,789					1,275
Investor [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares													290,000
Bridge loan agreements [member]
IfrsStatementLineItems [Line Items]
Interest rate												10.00%
Fair value of bonus warrants | $
Risk-free interest rate														4.13%
Volatility rate														70.39%
Excepted terms														3 years
Aggregate amount of convertible instruments issued | $							750,000	$ 1,350,000
Redeemable warrants | $							$ 1,450,000	$ 1,000,000						$ 1,450,000
Number of shares issued | shares							1,886,000	408,000						1,886,000
Share purchase price							$ 2,501
Volatility rate														0.00%
Bridge loan agreements [member] | Bonus warrants [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase shares | shares													0.32
Exercise price of share													$ 541
Bridge loan agreements [member] | Redeemable warrants type 1 [member]
IfrsStatementLineItems [Line Items]
Borrowings maturity													five years
Warrants to purchase shares | shares													0.13
Exercise price of share													$ 235.125
Weighted average share price, share options granted													$ 541
Percentage of voting equity interests acquired													50.00%
Bridge loan agreements [member] | Redeemable warrants type 1 [member] | Monte carlo simulation model [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants | $													$ 34,000	$ 72,000
Bridge loan agreements [member] | Redeemable warrants type 1 [member] | Third anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price of share													$ 235.125
Percentage of voting equity interests acquired													25.00%
Bridge loan agreements [member] | Redeemable warrants type 1 [member] | Fourth anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price of share													$ 235.125
Percentage of voting equity interests acquired													25.00%
Bridge loan agreements [member] | Redeemable warrants type 2 [member]
IfrsStatementLineItems [Line Items]
Borrowings maturity													five years
Warrants to purchase shares | shares													0.53
Weighted average share price, share options granted													$ 541
Description of approach used to determine discount rates													Each investor has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a 20% discount to the 20-trading day VWAP preceding each such anniversary
Bridge loan agreements [member] | Redeemable warrants type 2 [member] | Monte carlo simulation model [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants | $													$ 140,000	$ 421,000
Bridge loan agreements [member] | Redeemable warrants type 2 [member] | First anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price of share													$ 235.125
Percentage of voting equity interests acquired													50.00%
Bridge loan agreements [member] | Redeemable warrants type 2 [member] | Second anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price of share													$ 235.125
Percentage of voting equity interests acquired													50.00%
Bridge loan agreements [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings maturity												two years
Bridge loan agreements [member] | Eleven lenders [member]
IfrsStatementLineItems [Line Items]
Proceeds from loans and warrants | $												$ 3,860,000